Property and Equipment (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
EOS ENERGY STORAGE, LLC [Member]
Schedule of property and equipment
	2020	2019	Useful lives
Equipment	$7,039	$5,910	5 – 10 years
Capital lease	201	201	5 years
Furniture	176	125	5 – 10 years
Leasehold Improvements	2,732	2,732	Lesser of useful life/remaining lease
Tooling	588	150	2 – 3 years
Total	10,736	9,118
Less: Accumulated Depreciation and Amortization	(4,919)	(3,802)
	$5,817	$5,316

	2019	2018	Useful lives
Equipment	$5,910	$9,438	5 – 10 years
Capital lease	201	225	5 years
Furniture	125	186	5 – 10 years
Leasehold Improvements	2,732	3,130	Lesser of useful life/remaining lease
Construction in progress	—	50
Tooling	150	907	2 – 3 years
Total	9,118	13,936
Less: Accumulated Depreciation and Amortization	(3,802)	(7,394)
	$5,316	$6,542